Risk Management - Schedule of Risk Concentrations (Detail) - Asset classes and individual investment risks [Member] - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Debt securities and private placements rated as investment grade BBB or higher	98.00%	97.00%
Government debt securities as a per cent of total debt securities	39.00%	43.00%
Government private placements as a per cent of total private placements	10.00%	10.00%
Highest exposure to a single non-government debt security and private placement issuer	CAD 1,044	CAD 1,010
Largest single issuer as a per cent of the total equity portfolio	2.00%	3.00%
Income producing commercial office properties (2017 - 64% of real estate, 2016 - 65%)	CAD 8,836	CAD 9,200
Largest concentration of mortgages and real estate(2) - Ontario Canada (2017 - 25%, 2016 - 24%)	CAD 14,779	CAD 13,882